Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Summary of intangible assets

	Intangible assets	Asset under development	Total
	USD	USD	USD

As at 1 January 2024	258,151	-	258,151
Additions	-	-	-
Foreign currency adjustments	(100,655)	-	(100,655)
As at 31 December 2024	157,496	-	157,496
Additions (i)	-	604,551	604,551
Foreign currency adjustments	6,085	–	6,085
As at 31 December 2025	163,581	604,551	768,132

Accumulated amortisation
As at 1 January 2024	(32,375)	–	(32,375)
Charge for the year	(36,372)	–	(36,372)
Assets classified as held for sale	–	–	-
Foreign currency adjustments	17,513	–	17,513
As at 31 December 2024	(51,234)	-	(51,234)
Charge for the year	(32,457)	–	(32,457)
Foreign currency adjustments	–	–	-
As at 31 December 2025	(83,691)	-	(83,691)

Net book value as at 31 December 2025	79,890	604,551	684,441
Net book value as at 31 December 2024	106,262	-	106,262

	2025	2024
	USD	USD
LTRA license (ii)	79,890	106,262
	79,890	106,262

(i)During the year ended 31 December 2025, the Group capitalized USD 604,551 of directly attributable development costs relating to an internally developed proprietary software platform designed to consolidate the Group’s transportation technology into a unified, cloud-native architecture.

(ii)In May 2023 the Group obtained the Smart transportation operating license in Egypt in collaboration with Land Transport Regulatory Authority (LTRA) which granted the Egyptian entity a five-year operating license that started on 16 May 2023 and expires on 15 May 2028.

	2025	2024	2023
	USD	USD	USD
General and administrative expenses (Note 19)	32,457	36,372	32,375
Discontinued operations	—	—	—
	32,457	36,372	32,375